NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Sale of Legacy Nuburu Convertible Notes to Related Parties (Details)	Jan. 31, 2023 USD ($)
W-G Investements LLC [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	$ 1,000,000	[1]
David Seldin [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	1,000,000	[2]
Ron Nicol [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	1,000,000	[3]
CST Global LLC [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	200,000	[4]
Curtis N Maas Revocable Trust [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	150,000	[5]
Ake Almgren [Member]
Debt Conversion [Line Items]
Principal Amount of Company Notes	$ 100,000	[6]

[1]	Thomas J. Wilson, an affiliate of W-G Investments LLC, was a member of the Legacy Nuburu board of directors.
[2]	David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of the Anzu SPVs, which at that time owned more than 5% of Legacy Nuburu’s capital stock.
[3]	Ron Nicol is the Chairman of the Company’s board of directors and was a member of the Legacy Nuburu board of directors.
[4]	David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors.
[5]	Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.
[6]	Ake Almgren resigned as a member of the Company's board of directors effective as of May 19, 2023.